Federated Stock and Bond Fund

CLASS A SHARES (TICKER FTSBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS K SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 2010

Effective January 31, 2011, Federated Stock and Bond Fund (the “Fund”) will change its name to Federated Asset Allocation Fund (the “Name Change”). Accordingly, please change any reference to “Federated Stock and Bond Fund” to “Federated Asset Allocation Fund” everywhere such a reference appears in the Prospectuses.

Because the name “Federated Stock and Bond Fund” refers to fixed-income and equity investments, the Fund currently has an investment policy that it will normally invest at least 80% of its assets in fixed-income and equity investments (the “Names Rule Policy”). Accordingly, due to the Name Change, effective January 31, 2011, the Names Rule Policy will be removed from the Fund's Prospectuses.

November 15, 2010

Federated Stock and Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450744 (11/10)

Federated Stock and Bond Fund

CLASS A SHARES (TICKER FTSBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS K SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO Statement of additional information DATED January 31, 2010.

Effective January 31, 2011, Federated Stock and Bond Fund (the “Fund”) will change its name to Federated Asset Allocation Fund (the “Name Change”). Accordingly, please change any reference to “Federated Stock and Bond Fund” to “Federated Asset Allocation Fund” everywhere such a reference appears in the Statement of Additional Information.

November 15, 2010

Federated Stock and Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450745 (11/10)